OLD WESTBURY FUNDS, INC.

Old Westbury International Fund

Supplement dated September 19, 2007 to the

Prospectus dated March 1, 2007, as supplemented June 6, 2007

This Supplement updates, and should be read in conjunction with, the information provided in the Old Westbury Funds, Inc. Prospectus.

Ms. Hermione Davies, portfolio manager for the International Fund (the “Fund”), has assumed the responsibilities of Mr. Michael Crawford, who previously shared responsibility with Ms. Davies for the day-to-day investment management of the Fund. The information under the sub-heading “The Funds’ Portfolio Managers” beginning on page 33 of the Prospectus is supplemented as follows:

•	The biographical information for Mr. Crawford is deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OLD WESTBURY FUNDS, INC.

Old Westbury International Fund

Supplement dated September 19, 2007 to the

Statement of Additional Information dated March 1, 2007, as supplemented July 5, 2007

This Supplement updates, and should be read in conjunction with, the information provided in the Old Westbury Funds, Inc. Statement of Additional Information.

Ms. Hermione Davies, portfolio manager for the International Fund (the “Fund”), has assumed the responsibilities of Mr. Michael Crawford, who previously shared responsibility with Ms. Davies for the day-to-day investment management of the Fund. The information under the sub-heading “Additional Portfolio Manager Information” beginning on page 29 of the Statement of Additional Information is supplemented as follows:

•	All references to Mr. Crawford are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE